UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X ];  Amendment Number: 1
This Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

/s/William Young--St. Louis, MO  November 15, 2010


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      48
Form 13F Information Table Value Total:       $148,150
                                            (x thousand)

List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ALTERA CORP                    COM              021441100     4708   227430 SH       DEFINED                     0        0   227430
AMEDISYS INC                   COM              023436108     1972    39120 SH       DEFINED                     0        0    39120
AMETEK INC (NEW)               COM              031100100     1881    39830 SH       DEFINED                     0        0    39830
AMPHENOL CORP CL A             COM              032095101     2066    46040 SH       DEFINED                     0        0    46040
APOGEE ENTERPRISES INC         COM              037598109     1216    75250 SH       DEFINED                     0        0    75250
APTARGROUP                     COM              038336103     1915    45650 SH       DEFINED                     0        0    45650
BARD C R INC                   COM              067383109     5159    58660 SH       DEFINED                     0        0    58660
BORG WARNER INC                COM              099724106     1727    38920 SH       DEFINED                     0        0    38920
CORNING INC                    COM              219350105     4542   197050 SH       DEFINED                     0        0   197050
DANAHER CORP                   COM              235851102     4885    63190 SH       DEFINED                     0        0    63190
DESARROLLADORA HOMEX-ADR       COM              25030W100     1646    28105 SH       DEFINED                     0        0    28105
ENSCO INTL INC                 COM              26874Q100     5940    73570 SH       DEFINED                     0        0    73570
EXXON MOBIL CORP               COM              30231G102     5339    60580 SH       DEFINED                     0        0    60580
FMC CORP (NEW)                 COM              302491303     2456    31710 SH       DEFINED                     0        0    31710
FOREST OIL COR COM PAR $0.01   COM              346091705     2698    36210 SH       DEFINED                     0        0    36210
GEN DYNAMICS CORP              COM              369550108     3878    46060 SH       DEFINED                     0        0    46060
GRACO INC                      COM              384109104     1871    49140 SH       DEFINED                     0        0    49140
HEWLETT PACKARD CORP           COM              428236103     4443   100500 SH       DEFINED                     0        0   100500
HUDSON CITY BANCORP INC        COM              443683107     5301   317800 SH       DEFINED                     0        0   317800
JOHNSON & JOHNSON              COM              478160104     4483    69680 SH       DEFINED                     0        0    69680
KIRBY CORP                     COM              497266106     1772    36920 SH       DEFINED                     0        0    36920
MATSUSHITA ELEC INDL              SPONSORED ADR 576879209     5097   237950 SH       DEFINED                     0        0   237950
MATTHEWS INTL CORP CL A        CORP-CL A        577128101     1685    37220 SH       DEFINED                     0        0    37220
METLIFE INC                    COM              59156R108     4420    83760 SH       DEFINED                     0        0    83760
NEWMARKET CORP                 COM              651587107     1862    28110 SH       DEFINED                     0        0    28110
NIKE INC CL B                  COM              654106103     4952    83070 SH       DEFINED                     0        0    83070
NUCOR CORP                     COM              670346105     4933    66070 SH       DEFINED                     0        0    66070
OCCIDENTAL PETROLEUM           COM              674599105     6089    67760 SH       DEFINED                     0        0    67760
QUICKSILVER RESOURCES INC.     COM              74837R104     2020    52270 SH       DEFINED                     0        0    52270
ROSS STORES INC.               COM              778296103     1818    51190 SH       DEFINED                     0        0    51190
SATYAM COMPUTER SERVICES-ADR   COM              804098101     4352   177500 SH       DEFINED                     0        0   177500
SILICON MOTION TECHNOLOGY CORP COM              82706C108     1380    95510 SH       DEFINED                     0        0    95510
STEEL DYNAMICS INC             COM              858119100     2430    62200 SH       DEFINED                     0        0    62200
STRYKER CORP                   COM              863667101     3724    59220 SH       DEFINED                     0        0    59220
SUN HYDRAULICS CORP            COM              866942105     1521    47145 SH       DEFINED                     0        0    47145
SYBASE INC                     COM              871130100     1860    63210 SH       DEFINED                     0        0    63210
SYNNEX CORP                    COM              87162W100     2015    80300 SH       DEFINED                     0        0    80300
SYNIVERSE HOLDINGS INC         COM              87163F106     1658   102350 SH       DEFINED                     0        0   102350
TJX COS INC NEW                COM              872540109     5137   163220 SH       DEFINED                     0        0   163220
TTM TECHNOLOGIES INC           COM              87305R109     1671   126480 SH       DEFINED                     0        0   126480
TIFFANY & CO NEW               COM              886547108     4435   108830 SH       DEFINED                     0        0   108830
TRIQUINT SEMICONDUCTOR         COM              89674K103     1187   195850 SH       DEFINED                     0        0   195850
TRUE RELIGION APPAREL INC      COM              89784N104     2001    75100 SH       DEFINED                     0        0    75100
TUPPERWARE BRANDS CORP         COM              899896104     1374    40160 SH       DEFINED                     0        0    40160
UNITED TECHNOLOGIES CORP       COM              913017109     4084    66195 SH       DEFINED                     0        0    66195
W-H ENERGY SERVICES INC        COM              92925E108     2594    27095 SH       DEFINED                     0        0    27095
WATSON WYATT WORLDWIDE INC     COM              942712100     1805    34125 SH       DEFINED                     0        0    34125
WOODWARD GOVERNOR CO           COM              980745103     2148    60240 SH       DEFINED                     0        0    60240